Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
NET INCOME	R$ 2,327,168	R$ 1,149,321	R$ 5,048,602
Adjustments related to actuarial liabilities
Post employment benefits	(379,126)	291,740	246,626
Taxes on other comprehensive income	129,007	(88,548)	(93,881)
Items that may be reclassified to profit or loss
Adjustments related to financial assets	(6,373)	10,295
Taxes on other comprehensive income	2,167	(3,500)
Total other comprehensive income, net of taxes	(254,325)	209,987	152,745
TOTAL COMPREHENSIVE INCOME	2,072,843	1,359,308	5,201,347
Attributed to shareholders of the parent company resulting from continuing operations	1,903,365	1,444,438	3,594,486
Attributed to shareholders of the parent company due to discontinued operations	101,666	(125,165)	1,510,688
Attributed to non-controlling shareholders resulting from continuing operations	(390)	1,834	(16,187)
Attributed to non-controlling shareholders due to discontinued operations	R$ 68,202	R$ 38,201	R$ 112,360